Cover	Nov. 10, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	HAGERTY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40244
Entity Address, Address Line One	121 Drivers Edge
Entity Address, City or Town	Traverse City
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49684
City Area Code	(800)
Local Phone Number	922-4050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840776
Amendment Flag	false
Entity Tax Identification Number	86-1213144
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HGTY
Security Exchange Name	NYSE
HGTY:WarrantsEachWholeWarrantExercisePriceof11.50PerShareMember
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one shareof Class A common stock, each at an exercise price of$11.50 per share
Trading Symbol	HGTY.WS
Security Exchange Name	NYSE